NOTE 12 - Share Capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock Issued During Period, Shares, New Issues	603,904	2,857
Transaction #1
Sale of Stock, Transaction Date	May 27, 2024
Sale of Stock, Description of Transaction	Company’s shareholders approved a 35-for-1 share consolidation
Transaction #2
Sale of Stock, Transaction Date	Jul. 14, 2023
Sale of Stock, Description of Transaction	Company issued 2,857 common shares to consultants in lieu of cash fees
Stock Issued During Period, Shares, New Issues	2,857
Transaction #3
Sale of Stock, Description of Transaction	Company issued 103,418 common shares as a result of the exercise of options having an exercise price of CAD 5.25 ($3.85)
Stock Issued During Period, Shares, New Issues	103,418
Transaction #4
Sale of Stock, Description of Transaction	Company issued 407,207 common shares as a result of the conversion of convertible loans
Stock Issued During Period, Shares, New Issues	407,207
Transaction #5
Sale of Stock, Description of Transaction	Company issued 106,132 common shares as a result of exercise of options
Stock Issued During Period, Shares, New Issues	106,132
Transaction #6
Sale of Stock, Description of Transaction	Company issued 2,940,882 common shares as a result of the conversion of convertible loans
Stock Issued During Period, Shares, New Issues	2,940,882
Transaction #8
Sale of Stock, Transaction Date	Jun. 28, 2024
Sale of Stock, Description of Transaction	Company completed a private placement financing by issuing 603,904 units at a price of $7.17 per unit
Stock Issued During Period, Shares, New Issues	603,904
Sale of Stock, Price Per Share	$ 7.17